Summary of Significant Accounting Policies - Summary of Translation Differences on Business Combination (Detail) - BRL (R$) R$ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Translation Differences On Business Combination [Line Items]
Loss/Gain on the monetary position	R$ (136)
Foreign currency translation adjustment	(74)
Net foreign exchange result, net	R$ (210)	R$ (20,807)	R$ (33)	R$ (472)